Shareholder Report, Holdings (Details) - C000211759	Jun. 30, 2026
AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	35.10%
AssetU.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.00%
AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.80%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%